CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES
CONVERTIBLE NOTES

7. CONVERTIBLE NOTES

Convertible notes consist of:

	December 31,	December 31,
Lender	2024	2023
Lifschultz Enterprise Company LLC	$214,375	$208,232
Totals	214,375	208,232
Current portion	-	-
Non-current portion	$214,375	$208,232

The notes bear interest at 12% compounded semi-annually and their maturity was extended on April 27, 2020 to April 27, 2022 and effective January 1, 2023 to January 1, 2026.  The notes are convertible into shares of Genoil common stock at a price of $0.01 per share. The notes are secured by the assets of the Company.

The notes provide that in the event that the inflation rate (based on the US CPI) exceeds 3%, the principal and accrued interest balances are increased by such inflation rate. Effective December 31, 2021, this inflation protection provision was triggered. The principal balances were increased 4.698% or a total of $221,358 (from $4,711,764 to $4,933,122) and the accrued interest balances were increased 4.698% or a total of $183,770 (from $3,911,705 to $4,095,475). The $405,128 total increase in the principal and accrued interest balances has been included in finance expense in the accompanying consolidated statement of operations for the year ended December 31, 2021.

Effective December 31, 2022, as a result of the inflation protection provision, the principal balances were increased 8.003% or a total of $394,798 (from $4,933,122 to $5,327,920) and the accrued interest balances were increased 8.003% or a total of $417,071 (from $5,211,424 to $5,628,495). The $811,869 total increase in the principal and accrued interest balances has been included in finance expense in the accompanying consolidated statement of operations for the year ended December 31, 2022.

On July 30, 2023, a total of $5,041,327 of convertible notes payable to related parties ($3,020,721 in principal and $2,020,606 in accrued interest) was converted into 504,129,700 shares of common stock. David K. Lifschultz converted $2,520,686 of convertible notes ($1,510,368 in principal and $1,010,318 in accrued interest) into 252,065,600 shares of common stock. Bruce S. Abbott converted $2,520,641 of convertible notes ($1,510,353 in principal and $1,010,288 in accrued interest) into 252,064,100 shares of common stock.

On August 1, 2023, a total of $6,367,097 of convertible notes payable to related parties ($2,107,199 in principal and $4,259,898 in accrued interest) was converted into 636,709,700 shares of common stock. Lifschultz Enterprise Company LLC converted $4,624,718 of convertible notes ($1,495,053 in principal and $3,129,665 in accrued interest) into 462,471,800 shares of common stock. Sidney B. Lifschultz 1992 Family Trust converted $1,742,379 of convertible notes ($612,146 in principal and $1,130,233 in accrued interest) into 174,237,900 shares of common stock.

Effective December 31, 2023, as a result of the inflation protection provision, the principal balance due Lifschultz Enterprise Company LLC increased 4.116% or $8,232 (from $200,000 to $208,232) and the accrued interest balance due Lifschultz Enterprise Company LLC increased 4.116% or $411 (from $9,995 to $10,406). The $8,643 total increase in the principal and accrued interest balances has been included in Finance expense in the accompanying consolidated statement of operations for the year ended December 31, 2023.

Effective December 31, 2024, as a result of the inflation protection provision, the principal balance due Lifschultz Enterprise Company LLC increased 2.950% or $6,143 (from $208,232 to $214,375) and the accrued interest balance due Lifschultz Enterprise Company LLC increased 2.950% or $1,106 (from $37,506 to $38,612). The $6,143 total increase in the principal and accrued interest balances has been included in Finance expense in the accompanying consolidated statement of operations for the year ended December 31, 2024.